Equipment Financing (Details) - Schedule of future payments under the equipment financing agreements $ in Thousands	6 Months Ended
Jan. 31, 2023 USD ($)
Schedule Of Future Payments Under The Equipment Financing Agreements Abstract
2023*	$ 95,094
2024	135,604
2025	125,478
2026	42,527
2027	4,600
2028	1,533
Total future payments:	404,836
Present value of net minimum equipment financing payments	375,237
Amortization of ROU assets	54,109
Interest on lease liabilities	15,626
Operating cashflow from equipment financing:	15,626
Financing cashflow from equipment financing:	$ 54,109
Weighted-average remaining lease term - equipment financing:	2 years 9 months 18 days
Weighted-average discount rate	5.00%